Debt - Analysis of borrowings by currency (Details) € in Millions, £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings
Debt	£ 6,497		£ 6,730
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	220		102
Term debt
Disclosure of detailed information about borrowings
Debt	6,136		6,446
Lease liabilities
Disclosure of detailed information about borrowings
Debt	141		182
US dollars
Disclosure of detailed information about borrowings
Debt	2,459		3,227
US dollars | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	188		2
US dollars | Term debt
Disclosure of detailed information about borrowings
Debt	2,234		3,160
Debt denominated in another currency, swapped into given currency	501	€ 600	498	€ 600
Fair value of derivative financial instruments against debt denominated in another currency, swapped into given currency	23		55
US dollars | Lease liabilities
Disclosure of detailed information about borrowings
Debt	37		65
Pounds sterling
Disclosure of detailed information about borrowings
Debt	29		40
Pounds sterling | Lease liabilities
Disclosure of detailed information about borrowings
Debt	29		40
Euro
Disclosure of detailed information about borrowings
Debt	3,973		3,343
Euro | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	24
Euro | Term debt
Disclosure of detailed information about borrowings
Debt	3,902		3,286
Euro | Lease liabilities
Disclosure of detailed information about borrowings
Debt	47		57
Other currencies
Disclosure of detailed information about borrowings
Debt	36		120
Other currencies | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	8		100
Other currencies | Lease liabilities
Disclosure of detailed information about borrowings
Debt	£ 28		£ 20